Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Net loss	$ (8,207)	$ (13,037)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation expense	4	4
Amortization of debt discounts and issuance costs	0	2,104
Stock-based compensation expense	148	388
Change in fair value of warrant liability	(3)	(182)
Change in operating lease right-of-use assets		53
Change in operating lease right of use assets	(105)
Change in operating assets and liabilities:
Prepaid expenses and other current assets	313	(547)
Accounts payable	(387)	2,159
Accrued expenses	(479)	125
Operating lease liabilities	105	(57)
Cash used in operating activities	(8,611)	(8,990)
Investing activities:
Purchase of property and equipment	0	(8)
Cash used in investing activities	0	(8)
Financing activities:
Advances from employees	0	190
Repayment of advances from employees	0	(195)
Proceeds from issuance of bridge promissory note	0	1,250
Proceeds from warrant exercise	762	12
Payment for fractional shares in connection with reverse stock split	(1)	0
Cash acquired in reverse recapitalization	0	941
Payment of reverse recapitalization costs	0	(2,984)
Payment of stock issuance costs	(2,033)	(517)
Payment of debt issuance costs	0	(150)
Cash provided by financing activities	11,831	10,797
Net increase in cash and cash equivalents	3,220	1,799
Cash and cash equivalents at beginning of period	1,808	9
Cash and cash equivalents at end of period	5,028	1,808
Supplemental disclosure of non-cash financing activities:
Issuance of stock for repayment of bridge loan	0	3,333
Recognition of debt discount and additional paid-in-capital for warrants issued in connection with promissory notes	0	532
Net liabilities acquired in connection with reverse recapitalization	0	3,881
Deferred stock issuance costs in accounts payable and accrued expenses	0	226
Issuance of stock for payment of reverse recapitalization costs	0	1,875
Issuance of warrants for payment of stock issuance costs	287	18
Through Financing
Financing activities:
Proceeds from issuance of common stock in financing transaction / under ATM facility	9,499	12,250
ATM
Financing activities:
Proceeds from issuance of common stock in financing transaction / under ATM facility	$ 3,604	$ 0